Note 4 - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Legal expenses	$ 10,723	$ 186,936	$ 51,120
Salaries		41,166
Patent expense	31,315	29,239	87,244
Research and development	67,560	8,128	6,089
Payroll taxes and employee benefits		6,222
Other	21,113	7,564	1,280
	$ 131,568	$ 276,532	$ 145,733